NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Cashflows from leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Within operating activities	¥ 253,334	¥ 52,728	¥ 65,163
Within financing activities	1,748,202	554,668	1,599,072
Total cash outflow from leases	¥ 2,001,536	¥ 607,396	¥ 1,664,235